UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY MULTI DISCIPLINE FUNDS

GLOBAL ALL CAP GROWTH AND VALUE

FUND

FORM N-Q

JULY 31, 2004

Smith Barney Multiple Discipline Funds Global All Cap Growth and Value Fund

Schedule of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 98.4%
CONSUMER DISCRETIONARY — 12.9%
Automobiles — 0.5%
19,200	Honda Motor Co., Ltd., Sponsored ADR	$465,984
Household Durables — 0.7%
15,500	Koninklijke Philips Electronics N.V., New York Shares	375,565
16,585	Newell Rubbermaid Inc.	358,236
		733,801
Leisure Equipment & Products — 0.4%
15,230	Fuji Photo Film Co. Ltd., ADR	460,708
Media — 8.6%
46,650	Cablevision Systems Corp., NY Group Class A Shares+	814,976
17,865	Comcast Corp., Class A Shares+	489,501
44,400	Comcast Corp., Special Class A Shares+	1,189,920
8,300	Grupo Televisa, SA, Sponsored ADR	390,100
174,700	Liberty Media Corp., Series A Shares+	1,481,456
6,665	Liberty Media International, Inc., Series A Shares+	207,815
8,120	The News Corp. Ltd., Preferred Sponsored ADR	257,972
17,000	The News Corp. Ltd., Sponsored ADR	576,300
115,800	Time Warner Inc.+	1,928,070
50,000	The Walt Disney Co.	1,154,500
6,610	WPP Group PLC, Sponsored ADR	308,423
		8,799,033
MultiLine Retail — 1.0%
14,000	Target Corp.	610,400
13,000	Wal-Mart de Mexico, SA de CV, Sponsored ADR	395,899
		1,006,299
Specialty Retail — 1.7%
75,000	Charming Shoppes, Inc.+	550,500
34,795	The Home Depot, Inc.	1,173,287
		1,723,787
	TOTAL CONSUMER DISCRETIONARY	13,189,612
CONSUMER STAPLES — 9.3%
Beverages — 2.7%
30,700	The Coca-Cola Co.	1,346,502
11,340	Diageo PLC, Sponsored ADR	569,495
16,740	PepsiCo, Inc.	837,000
		2,752,997
Food & Drug Retailing — 2.1%
31,290	The Kroger Co.+	494,382
35,750	Safeway Inc.+	755,398
11,140	Seven-Eleven Japan Co., Ltd., ADR	341,831
43,930	Tesco PLC, Sponsored ADR	609,915
		2,201,526
Food Products — 1.7%
19,600	Groupe Danone, Sponsored ADR	324,184
8,980	Nestle SA, Sponsored ADR	573,818
13,640	Wm. Wrigley Jr. Co.	823,856
		1,721,858
Household Products — 0.5%
9,040	Kimberly-Clark Corp.	579,193

See Notes to Schedule of Investments.

Smith Barney Multiple Discipline Funds Global All Cap Growth and Value Fund

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Personal Products — 1.3%
33,500	The Gillette Co.	$1,305,830
Tobacco — 1.0%
20,800	Altria Group, Inc.	990,080
	TOTAL CONSUMER STAPLES	9,551,484
ENERGY — 6.5%
Energy Equipment & Services — 1.4%
20,000	Grant Prideco, Inc.+	377,800
22,500	Weatherford International Ltd.+	1,052,550
		1,430,350
Oil & Gas — 5.1%
20,870	BP PLC, Sponsored ADR	1,176,233
8,065	ChevronTexaco Corp.	771,417
18,800	Exxon Mobil Corp.	870,440
25,500	Royal Dutch Petroleum Co., New York Shares	1,282,650
12,200	Total SA, Sponsored ADR	1,187,670
		5,288,410
	TOTAL ENERGY	6,718,760
FINANCIALS — 16.6%
Banks — 5.4%
7,855	Bank of America Corp.	667,754
8,290	Bank of Ireland, Sponsored ADR	435,888
16,110	The Bank of New York Co., Inc.	462,840
5,000	HSBC Holdings PLC, Sponsored ADR	369,200
66,230	Mitsubishi Tokyo Financial Group, Inc., ADR	600,044
30,000	New York Community Bancorp, Inc.	577,200
7,000	UBS AG	467,390
26,060	United Overseas Bank Ltd, Sponsored ADR	414,961
14,075	Wachovia Corp.	623,663
14,320	Washington Mutual, Inc.	555,616
6,265	Wells Fargo & Co.	359,674
		5,534,230
Diversified Financials — 6.7%
10,840	American Express Co.	544,710
8,000	Capital One Financial Corp.	554,560
15,960	ING Groep NV, Sponsored ADR	368,836
5,795	The Goldman Sachs Group, Inc.	511,061
11,500	JPMorgan Chase & Co.	429,295
14,500	Lehman Brothers Holdings Inc.	1,016,450
41,900	Merrill Lynch & Co., Inc.	2,083,268
8,565	Morgan Stanley	422,511
39,910	Nomura Holdings Inc., ADR	550,758
18,140	Waddell & Reed Financial, Inc., Class A Shares	352,279
		6,833,728
Insurance — 4.5%
32,200	American International Group, Inc.	2,274,930
18,500	AXA, Sponsored ADR	379,250
19	Berkshire Hathaway Inc., Class A Shares+	1,657,750
9,180	The St. Paul Travelers Cos., Inc.	340,303
		4,652,233
	TOTAL FINANCIALS	17,020,191

See Notes to Schedule of Investments.

Smith Barney Multiple Discipline Funds Global All Cap Growth and Value Fund

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
HEALTH CARE — 19.6%
Biotechnology — 8.9%
28,900	Alkermes, Inc.+	$311,831
27,400	Amgen Inc.+	1,558,512
25,200	Biogen Idec Inc.+	1,512,000
33,700	Chiron Corp.+	1,544,471
19,400	Genentech, Inc.+	944,392
32,300	Genzyme Corp.+	1,656,344
150,000	Isis Pharmaceuticals, Inc.+	757,500
48,998	Millennium Pharmaceuticals, Inc.+	544,858
75,000	Nanogen, Inc.+	363,000
		9,192,908
Health Care Providers & Services — 1.9%
11,500	HCA Inc.	444,475
23,500	UnitedHealth Group Inc.	1,478,150
		1,922,625
Pharmaceuticals — 8.8%
19,000	Forest Laboratories, Inc.+	955,510
22,320	GlaxoSmithKline PLC, ADR	914,004
31,955	Johnson & Johnson	1,766,153
26,000	Merck & Co., Inc.	1,179,100
7,000	Novartis AG, ADR	312,620
8,000	Novo-Nordisk A/S, Sponsored ADR	408,960
74,000	Pfizer Inc.	2,365,040
31,645	Schering-Plough Corp.	615,812
15,140	Wyeth	535,956
		9,053,155
	TOTAL HEALTH CARE	20,168,688
INDUSTRIALS — 6.4%
Aerospace & Defense — 1.6%
8,970	The Boeing Co.	455,228
19,400	L-3 Communications Holdings, Inc.	1,186,310
		1,641,538
Commercial Services & Supplies — 0.4%
6,525	Avery Dennison Corp.	395,219
Industrial Conglomerates — 3.7%
36,600	General Electric Co.	1,216,950
22,100	Honeywell International Inc.	831,181
10,000	Hutchison Whampoa Ltd., ADR	338,148
45,000	Tyco International Ltd.	1,395,000
		3,781,279
Machinery — 0.7%
32,500	Pall Corp.	753,025
	TOTAL INDUSTRIALS	6,571,061
INFORMATION TECHNOLOGY — 17.6%
Communications Equipment — 3.0%
75,000	C-COR Inc.+	609,000
56,300	Cisco Systems, Inc.+	1,174,418
17,000	Comverse Technology, Inc.+	290,020
84,700	Nokia Oyj, Sponsored ADR	984,214
		3,057,652

See Notes to Schedule of Investments.

Smith Barney Multiple Discipline Funds Global All Cap Growth and Value Fund

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Computers & Peripherals — 3.6%
34,920	Dell Inc.+	$1,238,612
31,800	Hewlett-Packard Co.	640,770
5,160	International Business Machines Corp.	449,281
108,700	Maxtor Corp.+	508,716
18,820	SanDisk Corp.+	457,702
95,000	Sun Microsystems, Inc.+	375,250
		3,670,331
Electronic Equipment & Instruments — 1.0%
13,500	Mettler-Toledo International Inc.+	562,950
92,300	Solectron Corp.+	507,650
		1,070,600
Internet Software & Services — 1.1%
42,890	IAC/InterActiveCorp+	1,170,897
Office Electronics — 0.6%
12,000	Canon Inc., Sponsored ADR	588,000
Semiconductor Equipment & Products — 4.6%
22,000	Cree, Inc.+	492,360
78,200	Intel Corp.	1,906,516
56,250	Micron Technology, Inc.+	761,062
72,000	Texas Instruments Inc.	1,535,760
		4,695,698
Software — 3.7%
20,500	Advent Software, Inc.+	325,130
18,000	Autodesk, Inc.	723,600
76,875	Microsoft Corp.	2,187,862
13,420	SAP AG, Sponsored ADR	536,934
		3,773,526
	TOTAL INFORMATION TECHNOLOGY	18,026,704
MATERIALS — 3.1%
Chemicals — 0.8%
6,730	BASF AG, Sponsored ADR	358,507
12,890	The BOC Group PLC, Sponsored ADR	447,283
		805,790
Construction Materials — 0.6%
27,040	CRH PLC, Sponsored ADR	608,130
Metals & Mining — 1.0%
19,450	Alcoa Inc.	622,984
4,040	Rio Tinto PLC, Sponsored ADR	423,675
		1,046,659
Paper & Forest Products — 0.7%
16,600	International Paper Co.	717,618
	TOTAL MATERIALS	3,178,197
TELECOMMUNICATION SERVICES — 3.6%
Diversified Telecommunication Services — 2.3%
17,975	AT&T Corp.	271,422
13,500	Nippon Telegraph and Telephone Corp., ADR	332,370
23,200	SBC Communications Inc.	587,888
7,700	Telefonica SA, Sponsored ADR	336,259
22,095	Verizon Communications Inc.	851,541
		2,379,480

See Notes to Schedule of Investments.

Smith Barney Multiple Discipline Funds Global All Cap Growth and Value Fund

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Wireless Telecommunication Services — 1.3%
35,000	AT&T Wireless Services, Inc.+	$505,400
18,000	SK Telecom Co., Ltd, ADR	317,880
24,500	Vodafone Group PLC, Sponsored ADR	532,385
		1,355,665
	TOTAL TELECOMMUNICATION SERVICES	3,735,145
UTILITIES — 2.8%
Electric Utilities — 1.4%
14,000	Ameren Corp.	625,660
17,220	Endesa, SA, Sponsored ADR	315,987
11,460	Progress Energy, Inc.	482,924
		1,424,571
Gas Utilities — 0.8%
239,100	Hong Kong & China Gas, Sponsored ADR	416,895
10,500	KeySpan Corp.	377,895
		794,790
Multi-Utilities — 0.6%
29,300	NiSource Inc.	606,510
	TOTAL UTILITIES	2,825,871
	TOTAL COMMON STOCK (Cost — $ 116,179,948)	100,985,713
RIGHTS	SECURITY	VALUE
RIGHTS — 0.0%
1,333	Liberty Media International, Inc., Series A Shares+ (Cost — $0)	8,011
FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 1.6%
$1,664,000	UBS Securities LLC dated 7/30/04,1.350% due 8/2/04; Proceeds at maturity — $1,664,187 (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875& due 8/3/04 to 5/15/30: Market value — $1,697,843) (Cost — $1,664,000)	1,664,000
	TOTAL INVESTMENTS — 100.0% (Cost — $ 117,843,948*)	$102,657,724
+	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in the Schedules:

ADR     — American Depositary Receipts.

See Notes to Schedule of Investments.

Smith Barney Multiple Discipline Funds

Global All Cap Growth and Value Fund

Summary of Investments by Country* (unaudited)

United States	77.2%
Great Britain	5.3
Japan	3.3
The Netherlands	2.0
Switzerland	1.9
France	1.9
Bermuda	1.4
Ireland	1.0
Finland	1.0
Germany	0.9
Australia	0.8
Mexico	0.8
Hong Kong	0.8
Spain	0.6
Singapore	0.4
Denmark	0.4
South Korea	0.3
100.0%
*	As a percentage of long term investments. Please note that fund holdings are as of July 31, 2004 and are subject to change.

Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The Smith Barney Multiple Discipline Funds — Global All Cap Growth and Value Fund (“Fund”) (formerly known as Smith Barney Premier Selections Global Growth Fund), a separate investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between bid and asked prices; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity.

2.	Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3.	Concentration of Risk

The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of these investments and earnings of the Fund. Foreign

Notes to the Schedule of Investments (unaudited)(continued)

investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 27, 2004

By	/s/ ANDREW B. SHOUP
Andrew B. Shoup
Chief Administrative Officer

Date September 27, 2004